Allowances for Credit Losses	12 Months Ended
Dec. 31, 2022
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Allowances for Credit Losses
11. Allowances for Credit Losses
11.1 Changes in allowances for credit losses of loans measured at amortized cost for the years ended December 31, 2021 and 2022, are as follows:

	2021
	Retail						Corporate						Credit card
	12-month expected credit losses		Lifetime expected credit losses				12-month expected credit losses		Lifetime expected credit losses				12-month expected credit losses		Lifetime expected credit losses
			Non-impaired		Impaired				Non-impaired		Impaired				Non-impaired		Impaired
	(In millions of Korean won)
Beginning	￦	403,805	￦	240,578	￦	265,705	￦	368,782	￦	410,937	￦	892,061	￦	205,157	￦	234,219	￦	262,119
Transfer between stages:
Transfer to 12-month expected credit losses		125,634		(120,132)		(5,502)		133,798		(71,772)		(62,026)		45,938		(44,858)		(1,080)
Transfer to lifetime expected credit losses		(97,040)		115,427		(18,387)		(71,902)		92,245		(20,343)		(34,208)		35,846		(1,638)
Impairment		(6,312)		(49,244)		55,556		(2,942)		(42,158)		45,100		(2,228)		(12,580)		14,808
Write-offs		—		12		(411,083)		—		(3)		(239,815)		—		—		(440,721)
Sales		(1,112)		(53)		(3,592)		(179)		—		(16,257)		—		—		—
Provision (reversal) for credit losses 1,2		40,616		52,528		397,492		14,299		88,230		338,746		(39,533)		110,022		474,041
Business combination		8,315		2,223		7,194		—		—		1,654		—		—		—
Others (exchange differences, etc.)		77		532		1,758		5,942		675		21,844		42		—		(13,202)

Ending 3	￦	473,983	￦	241,871	￦	289,141	￦	447,798	￦	478,154	￦	960,964	￦	175,168	￦	322,649	￦	294,327

	2022
	Retail						Corporate						Credit card
	12-month expected credit losses		Lifetime expected credit losses				12-month expected credit losses		Lifetime expected credit losses				12-month expected credit losses		Lifetime expected credit losses
			Non-impaired		Impaired				Non-impaired		Impaired				Non-impaired		Impaired
	(In millions of Korean won)
Beginning	￦	473,983	￦	241,871	￦	289,141	￦	447,798	￦	478,154	￦	960,964	￦	175,168	￦	322,649	￦	294,327
Transfer between stages:
Transfer to 12-month expected credit losses		129,975		(122,881)		(7,094)		127,679		(120,619)		(7,060)		57,128		(50,836)		(6,292)
Transfer to lifetime expected credit losses		(102,988)		122,804		(19,816)		(93,169)		125,031		(31,862)		(23,042)		24,324		(1,282)
Impairment		(6,042)		(52,137)		58,179		(13,524)		(48,220)		61,744		(2,129)		(19,219)		21,348
Write-offs		—		(1)		(448,376)		—		(3)		(617,332)		—		—		(450,389)
Sales		(810)		(163)		(5,689)		(103)		(145)		(70,603)		—		—		—
Provision (reversal) for credit losses 1,2		108,300		94,535		595,991		49,789		126,627		690,534		(43,497)		77,418		480,849
Others (exchange differences, etc.)		(1,332)		(647)		(11,415)		3,701		1,111		(85,097)		(443)		(21)		(18,219)

Ending 3	￦	601,086		283,381		450,921		522,171		561,936		901,288		163,185		354,315		320,342

1
Provision for credit losses in the consolidated statements of comprehensive income also includes provision (reversal) for credit losses of due from financial institutions (Note 7.3), provision (reversal) for credit losses of financial investments (Note 12.5), provision (reversal) for credit losses of unused commitments, acceptances and guarantees (Note 24.2), provision (reversal) for credit losses of financial guarantee contracts (Note 24.3), and provision (reversal) for credit losses of other financial assets (Note 19.2).

2	Includes ￦ 387,860 million and ￦ 415,998 million of collections from written-off loans for the years ended December 31, 2021 and 2022, respectively.
The Group manages the
written-off
loans that their legal extinctive prescriptions have not been completed, and that have not been collected. The balances of those loans are ￦ 9,945,130 million and ￦ 9,830,171 million as of December 31, 2021 and 2022, respectively.

11.2 Changes in gross carrying amount of loans for the years ended December 31, 2021 and 2022, are as follows:

	2021
	12-month expected credit losses		Lifetime expected credit losses
			Non-impaired		Impaired
	(In millions of Korean won)
Beginning	￦	348,518,780	￦	28,504,202	￦	3,427,365
Transfer between stages:
Transfer to 12-month expected credit losses		31,046,440		(30,615,747)		(430,693)
Transfer to lifetime expected credit losses (non-impaired)		(36,815,970)		37,276,737		(460,767)
Transfer to lifetime expected credit losses (impaired)		(668,120)		(1,486,835)		2,154,955
Write-offs		—		9		(1,091,619)
Sales		(2,892,774)		(8,541)		(151,714)
Business combination		116,067		3,924		12,808
Net increase (decrease) (execution, repayment, and others)		46,013,068		(895,012)		27,765

Ending	￦	385,317,491	￦	32,778,737	￦	3,488,100

	2022
	12-month expected credit losses		Lifetime expected credit losses
			Non-impaired		Impaired
	(In millions of Korean won)
Beginning	￦	385,317,491	￦	32,778,737	￦	3,488,100
Transfer between stages:
Transfer to 12-month expected credit losses		34,445,894		(34,282,273)		(163,621)
Transfer to lifetime expected credit losses (non-impaired)		(38,397,090)		38,818,713		(421,623)
Transfer to lifetime expected credit losses (impaired)		(1,127,437)		(1,478,968)		2,606,405
Write-offs		—		(4)		(1,516,097)
Sales		(3,182,398)		(15,961)		(270,541)
Net increase (decrease) (execution, repayment, and others)		25,587,528		(1,325,731)		(171,997)

Ending	￦	402,643,988	￦	34,494,513	￦	3,550,626